As filed with the Securities and Exchange Commission on February 10, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 – December 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

TABLE OF CONTENTS

Acutias International Small Cap Fund
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10

Acuitas US Microcap Fund
Schedule of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16

Notes to Financial Statements	17
Additional Information	21

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015

Shares	Security Description	Value

Equity Securities - 97.2%
Common Stock - 96.7%
Australia - 3.7%
37,690	Challenger, Ltd.	$239,492
1,994	Cochlear, Ltd.	138,880
381,156	Decmil Group, Ltd.	290,247
43,546	GrainCorp, Ltd., Class A	273,847
10,853	JB Hi-Fi, Ltd.	154,376
5,215	Sandfire Resources NL	21,395
92,104	Tassal Group, Ltd.	315,446
70,800	The Star Entertainment Group, Ltd.	262,087
		1,695,770
Austria - 1.6%
12,798	BUWOG AG (a)	278,234
2,108	Oesterreichische Post AG	77,042
13,321	Palfinger AG	382,906
		738,182
Belgium - 1.2%
24,056	AGFA-Gevaert NV (a)	136,989
2,867	Cie d'Entreprises CFE	339,924
1,143	Melexis NV	62,331
		539,244
Bermuda - 0.2%
27,460	Frontline, Ltd.	79,479

Brazil - 0.5%
110,162	MRV Engenharia e Participacoes SA	241,695

Canada - 5.3%
21,010	CAE, Inc.	233,073
22,550	Canam Group, Inc.	226,364
45,750	Cardinal Energy, Ltd.	289,967
66,240	Precision Drilling Corp.	261,858
2,046	Russel Metals, Inc.	23,762
187,000	Surge Energy, Inc.	285,156
112,500	TORC Oil & Gas, Ltd.	418,714
162,950	Western Forest Products, Inc.	266,146
57,970	Whitecap Resources, Inc.	379,987
		2,385,027
Cayman Islands - 0.5%
755,000	Peak Sport Products Co., Ltd.	211,399

China - 3.3%
80,000	Anhui Expressway Co., Ltd., Class H	68,129
210,000	Beijing Capital International Airport Co., Ltd., Class H	226,799
286,941	China Lesso Group Holdings, Ltd.	200,302
136,000	China Southern Airlines Co., Ltd., Class H	104,939
98,000	Dongfeng Motor Group Co., Ltd. , Class H	131,003
149,750	Greentown China Holdings, Ltd. (a)	148,783
26,000	Jiangsu Expressway Co., Ltd., Class H	35,091
340,000	KWG Property Holding, Ltd.	252,256
106,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H (a)	42,263
55,000	TravelSky Technology, Ltd.	90,554
260,000	Wisdom Sports Group	175,457
		1,475,576
Denmark - 1.5%
26,665	Matas A/S	516,433
3,454	NKT Holding A/S	179,510
		695,943
Faroe Islands - 0.1%
872	Bakkafrost P/F	25,791

Shares	Security Description	Value

Finland - 0.3%
9,100	Tikkurila Oyj	$159,319

France - 1.0%
768	Cegedim SA (a)	26,708
20,424	Derichebourg SA (a)	73,601
55,646	EuropaCorp (a)	296,319
617	Faurecia	24,816
1,269	Saft Groupe SA	38,739
		460,183
Germany - 5.3%
2,754	Aareal Bank AG	87,213
18,016	ADVA Optical Networking SE (a)	217,717
650	Amadeus Fire AG	52,972
7,280	Carl Zeiss Meditec AG	225,874
770	Cewe Stiftung & Co. KGAA	45,698
1,077	CTS Eventim AG & Co. KGaA	43,002
22,023	Deutz AG	88,339
3,719	Duerr AG	297,463
951	Homag Group AG	36,998
643	KION Group AG (a)	32,158
2,969	Krones AG	355,890
2,018	Pfeiffer Vacuum Technology AG	205,161
9,160	RHOEN-KLINIKUM AG	275,544
6,724	Stroeer SE	423,093
		2,387,122
Gibraltar - 0.4%
63,044	888 Holdings PLC	169,614

Hong Kong - 2.7%
194,000	China Foods, Ltd. (a)	85,610
597,620	Dah Chong Hong Holdings, Ltd.	301,507
990,120	EVA Precision Industrial Holdings, Ltd.	176,304
505,000	Lee & Man Paper Manufacturing, Ltd.	282,146
4,393,996	REXLot Holdings, Ltd. (b)	141,741
102,000	Shun Tak Holdings, Ltd.	38,431
92,500	SmarTone Telecommunications Holdings, Ltd.	140,838
60,000	Texwinca Holdings, Ltd.	62,786
		1,229,363
Indonesia - 0.0%
18,100	Panin Financial Tbk PT (a)	243

Ireland - 0.8%
14,996	Smurfit Kappa Group PLC	384,444

Italy - 4.8%
23,974	Ansaldo STS SpA	257,150
7,550	Banca Generali SpA	239,421
5,819	Biesse SpA	100,675
10,450	Brembo SpA	507,410
51,000	Cairo Communication SpA	253,289
328,500	Credito Valtellinese SC (a)	389,484
2,131	DiaSorin SpA	112,204
4,662	Unipol Gruppo Finanziario SpA	24,136
42,100	Zignago Vetro SpA	277,487
		2,161,256
Japan - 24.3%
6,800	Adastria Co., Ltd.	384,708
38,900	Anritsu Corp.	257,942
2,300	BML, Inc.	69,558
31,000	Chiyoda Corp.	238,055
37,000	Chugoku Marine Paints, Ltd.	274,587
2,000	Coca-Cola West Co., Ltd.	40,884
1,100	Daikokutenbussan Co., Ltd.	41,824
36,500	DCM Holdings Co., Ltd.	266,929

See Notes to Financial Statements.                                        2

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015

Shares	Security Description	Value

121,000	DIC Corp.	$332,210
6,400	Doutor Nichires Holdings Co., Ltd.	99,572
20,000	EPS Holdings, Inc.	222,305
43,200	FIDEA Holdings Co., Ltd.	98,121
8,600	Foster Electric Co, Ltd.	190,467
13,200	Funai Electric Co., Ltd.	112,018
10,000	Geo Holdings Corp.	158,908
12,300	Happinet Corp.	120,754
31,800	Hitachi Construction Machinery Co., Ltd.	502,154
60,700	Hitachi Zosen Corp.	336,843
5,500	Hogy Medical Co., Ltd.	278,215
28,900	Ibiden Co., Ltd.	419,091
12,300	Icom, Inc.	257,779
17,000	J-Oil Mills, Inc.	49,644
80,100	JVC Kenwood Corp.	221,917
3,200	Kaga Electronics Co., Ltd.	48,188
3,000	Kanamoto Co., Ltd.	76,750
1,900	Kato Sangyo Co., Ltd.	44,514
4,800	Komori Corp.	57,027
28,500	Makino Milling Machine Co., Ltd.	217,671
30,000	Marudai Food Co., Ltd.	116,061
3,700	Matsumotokiyoshi Holdings Co., Ltd.	190,857
3,600	Medipal Holdings Corp.	62,119
1,000	Miraca Holdings, Inc.	44,511
168,900	Monex Group, Inc.	445,454
33,700	NET One Systems Co., Ltd.	217,293
24,000	Nippon Kayaku Co., Ltd.	254,586
10,500	Nishimatsuya Chain Co., Ltd.	91,813
6,100	Nitto Kogyo Corp.	107,998
65,000	OKUMA Corp.	534,298
50,900	Round One Corp.	231,643
10,600	Ryosan Co., Ltd.	275,153
6,000	Sankyu, Inc.	31,000
33,000	Sanyo Shokai, Ltd.	79,621
19,000	Saxa Holdings, Inc.	36,200
11,400	Ship Healthcare Holdings, Inc.	285,486
51,700	SKY Perfect JSAT Holdings, Inc.	294,212
19,400	Star Micronics Co., Ltd.	256,149
10,850	Sumitomo Real Estate Sales Co., Ltd.	251,402
65,400	Takara Leben Co., Ltd.	367,822
52,000	Takuma Co., Ltd.	429,602
3,700	Tamron Co., Ltd.	69,170
13,300	Tatsuta Electric Wire and Cable Co., Ltd.	48,356
34,000	The Nisshin Oillio Group, Ltd.	139,457
2,000	Toei Co., Ltd.	19,751
12,100	Toppan Forms Co., Ltd.	144,964
7,000	Toshiba TEC Corp.	25,217
16,000	Toyo Kanetsu KK	34,877
8,000	Tsugami Corp.	35,076
111,000	Ube Industries, Ltd.	237,339
3,900	Warabeya Nichiyo Co., Ltd.	74,499
3,600	Yamazen Corp.	33,366
5,000	Yuasa Trading Co., Ltd.	125,005
		11,008,992
Malaysia - 1.3%
298,100	Alliance Financial Group Bhd	247,173
32,631	Berjaya Sports Toto Bhd	23,180
321,100	Supermax Corp. Bhd	242,311
28,800	Top Glove Corp. Bhd	91,092
		603,756
Mexico - 1.7%
172,900	Concentradora Hipotecaria SAPI de CV REIT	251,608
689,681	Consorcio ARA SAB de CV	239,304

Shares	Security Description	Value

12,220	Industrias Bachoco SAB de CV, Class B	$49,732
134,860	PLA Administradora Industrial S de RL de CV REIT (a)	219,022
		759,666
Netherlands - 1.5%
1,344	BE Semiconductor Industries NV	27,109
24,146	Delta Lloyd NV	142,880
15,627	Intertrust NV (a)(c)	344,068
8,507	USG People NV	158,829
		672,886
New Zealand - 0.7%
66,930	Fletcher Building, Ltd.	336,459

Norway - 1.5%
12,845	Aker ASA, Class A	237,987
61,032	Austevoll Seafood ASA	372,329
2,528	Salmar ASA	44,267
2,712	Veidekke ASA	33,243
		687,826
Panama - 0.5%
8,990	Banco Latinoamericano de Comerico Exterior SA, Class E	233,111

Portugal - 0.4%
95,550	Mota-Engil SGPS SA	199,890

Singapore - 1.4%
215,800	Keppel DC REIT (a)	154,480
93,000	SATS, Ltd.	251,865
334,696	Symphony International Holdings, Ltd.	242,655
		649,000
South Africa - 0.9%
259,070	Nampak, Ltd.	416,288

South Korea - 3.0%
79,960	DGB Financial Group, Inc. (a)	685,342
16,105	Hankook Tire Worldwide Co., Ltd. (a)	240,363
1,635	Hanwha Chemical Corp. (a)	37,927
1,277	Hanwha Techwin Co., Ltd. (a)	38,717
139	Korea Petrochemical Ind Co., Ltd. (a)	20,390
1,050	NCSoft Corp.	190,738
102	NongShim Co., Ltd. (a)	38,232
22	Ottogi Corp. (a)	22,984
920	S&T Motiv Co., Ltd. (a)	67,320
		1,342,013
Spain - 1.8%
5,399	Almirall SA	109,309
24,855	Ebro Foods SA	490,388
40,386	NH Hotel Group SA (a)	221,203
		820,900
Sweden - 2.6%
14,412	Axfood AB	250,630
6,205	Clas Ohlson AB, Class B	112,465
1,976	Duni AB, Class A	33,123
38,677	Granges AB	320,726
6,067	Intrum Justitia AB	207,421
14,711	Mycronic AB	143,338
7,983	Nobia AB	100,243
		1,167,946
Switzerland - 3.0%
6,304	Aryzta AG (a)	320,991
865	Bucher Industries AG	195,437
505	Georg Fischer AG	342,347
27,868	OC Oerlikon Corp. AG (a)	249,020

See Notes to Financial Statements.                         3

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015

Shares	Security Description	Value

2,030	Valiant Holding AG	$239,157
		1,346,952
Taiwan - 5.7%
42,591	Ability Enterprise Co., Ltd.	30,342
39,000	Accton Technology Corp.	37,935
66,113	Airtac International Group	305,939
13,000	Basso Industry Corp.	24,973
94,012	Chicony Electronics Co., Ltd.	206,645
352,830	China Life Insurance Co., Ltd.	271,226
14,735	ChipMOS TECHNOLOGIES Bermuda, Ltd.	291,753
36,000	Elite Material Co., Ltd.	63,019
5,000	Hermes Microvision, Inc.	181,904
695,328	King's Town Bank Co., Ltd.	495,347
39,000	Micro-Star International Co., Ltd.	55,745
17,000	Motech Industries, Inc. (a)	23,393
36,000	Powertech Technology, Inc.	71,459
22,000	Shin Zu Shing Co., Ltd.	84,726
36,000	Taiwan FU Hsing Industrial Co., Ltd.	47,785
275,000	Teco Electric and Machinery Co., Ltd.	220,188
47,000	Test Research, Inc.	70,113
22,000	Tong Yang Industry Co., Ltd.	27,126
34,000	Win Semiconductors Corp.	51,289
		2,560,907
Thailand - 0.6%
742,800	Digital Telecommunications Infrastructure Fund	255,960

Turkey - 0.5%
149,680	Tekfen Holding AS	207,347

United Kingdom - 12.1%
78,760	Arrow Global Group PLC	306,235
549	ASOS PLC (a)	27,930
760	Betfair Group PLC	43,695
23,712	Bovis Homes Group PLC	354,806
64,220	Brewin Dolphin Holdings PLC	293,581
123,693	Cambian Group PLC	254,832
10,937	Dialog Semiconductor PLC (a)	369,826
2,327	Dignity PLC	87,648
18,774	Domino's Pizza Group PLC	291,158
89,000	Elementis PLC	300,588
18,000	Essentra PLC	219,715
145,374	Fenner PLC	306,464
4,796	Go-Ahead Group PLC	188,705
15,151	Greggs PLC	293,490
14,139	Kennedy Wilson Europe Real Estate PLC	252,209
48,936	N Brown Group PLC	223,134
82,569	QinetiQ Group PLC	329,748
140,000	Regenersis PLC	374,594
953	Renishaw PLC	26,412
124,740	Stock Spirits Group PLC	256,529
920	SuperGroup PLC	22,324
61,160	Tyman PLC	272,289
9,652	WH Smith PLC	251,711
6,183	WS Atkins PLC	148,210
		5,495,833
Total Common Stock (Cost $44,691,381)		43,805,382

Shares	Security Description	Rate	Value

Preferred Stock - 0.5%
Brazil - 0.5%
102,100	Banco ABC Brasil SA (Cost $350,491)	0.40%	$225,298
Total Equity Securities (Cost $45,041,872)			44,030,680

Shares	Security Description	Value

Money Market Fund - 2.3%
1,037,577	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (c) (Cost $1,037,577)	1,037,577
Total Investments - 99.5% (Cost $46,079,449)*		$45,068,257
Other Assets & Liabilities, Net – 0.5%		237,182
Net Assets – 100.0%		$45,305,439

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $141,741 or 0.3% of net assets.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $344,068 or 0.8% of net assets.
(d)	Variable rate security. Rate presented is as of December 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,843,843
Gross Unrealized Depreciation	(3,855,035)
Net Unrealized Depreciation	$(1,011,192)

See Notes to Financial Statements.                         4

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2015.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Australia	$1,695,770	$-	$-	$1,695,770
Austria	738,182	-	-	738,182
Belgium	539,244	-	-	539,244
Bermuda	79,479	-	-	79,479
Brazil	241,695	-	-	241,695
Canada	2,385,027	-	-	2,385,027
Cayman Islands	211,399	-	-	211,399
China	1,475,576	-	-	1,475,576
Denmark	695,943	-	-	695,943
Faroe Islands	25,791	-	-	25,791
Finland	159,319	-	-	159,319
France	460,183	-	-	460,183
Germany	2,387,122	-	-	2,387,122
Gibraltar	169,614	-	-	169,614
Hong Kong	1,087,622	-	141,741	1,229,363
Indonesia	243	-	-	243
Ireland	384,444	-	-	384,444
Italy	2,161,256	-	-	2,161,256
Japan	11,008,992	-	-	11,008,992
Malaysia	603,756	-	-	603,756
Mexico	759,666	-	-	759,666
Netherlands	672,886	-	-	672,886
New Zealand	336,459	-	-	336,459
Norway	687,826	-	-	687,826
Panama	233,111	-	-	233,111
Portugal	199,890	-	-	199,890
Singapore	649,000	-	-	649,000
South Africa	416,288	-	-	416,288
South Korea	1,342,013	-	-	1,342,013
Spain	820,900	-	-	820,900
Sweden	1,167,946	-	-	1,167,946
Switzerland	1,346,952	-	-	1,346,952
Taiwan	2,560,907	-	-	2,560,907
Thailand	255,960	-	-	255,960
Turkey	207,347	-	-	207,347
United Kingdom	5,495,833	-	-	5,495,833
Preferred Stock
Brazil	225,298	-	-	225,298
Money Market Fund	-	1,037,577	-	1,037,577
Total Investments At Value	$43,888,939	$1,037,577	$141,741	$45,068,257

See Notes to Financial Statements.                            5

ACUITAS INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Rights

Balance as of June 30, 2015	$223,907	$1,707
Sales	-	(1,778)
Realized Gain	-	1,778
Change in Unrealized Appreciation/Depreciation	(82,166)	(1,707)
Balance as of December 31, 2015	$141,741	$-
Net change in unrealized appreciation (depreciation) from investments held as of December 31, 2015**	$(82,166)	$(1,707)

** The change in unrealized appreciation is included in net change in unrealized appreciation (depreciation) of investments in the accompanying Statement of Operations.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

PORTFOLIO HOLDINGS
% of Total Investments
Australia	3.8%
Austria	1.6%
Belgium	1.2%
Bermuda	0.2%
Brazil	1.0%
Canada	5.3%
Cayman Islands	0.5%
China	3.3%
Denmark	1.5%
Faroe Islands	0.1%
Finland	0.4%
France	1.0%
Germany	5.3%
Gibraltar	0.4%
Hong Kong	2.7%
Indonesia	0.0%
Ireland	0.9%
Italy	4.8%
Japan	24.4%
Malaysia	1.3%
Mexico	1.7%
Netherlands	1.5%
New Zealand	0.7%
Norway	1.5%
Panama	0.5%
Portugal	0.4%
Singapore	1.4%
South Africa	0.9%
South Korea	3.0%
Spain	1.8%
Sweden	2.6%
Switzerland	3.0%
Taiwan	5.7%
Thailand	0.6%
Turkey	0.5%
United Kingdom	12.2%
United States	2.3%
100.0%

See Notes to Financial Statements.                         6

ACUITAS INTERNATIONAL SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

ASSETS
Total investments, at value (Cost $46,079,449)	$45,068,257
Foreign currency (Cost $20,918)	19,837
Receivables:
Fund shares sold	193,375
Investment securities sold	244,927
Dividends	75,076
Prepaid expenses	9,282
Total Assets	45,610,754

LIABILITIES
Payables:
Investment securities purchased	118,362
Fund shares redeemed	18,484
Due to custodian	99,335
Accrued Liabilities:
Investment adviser fees	23,126
Trustees’ fees and expenses	420
Fund services fees	9,804
Other expenses	35,784
Total Liabilities	305,315

NET ASSETS	$45,305,439

COMPONENTS OF NET ASSETS
Paid-in capital	$49,348,560
Distributions in excess of net investment income	(893,696)
Accumulated net realized loss	(2,137,787)
Net unrealized depreciation	(1,011,638)
NET ASSETS	$45,305,439
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	5,030,315
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$9.01
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.                         7

ACUITAS INTERNATIONAL SMALL CAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2015

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $65,679)	$459,141
Total Investment Income	459,141
Adviser
EXPENSES
Investment adviser fees	272,061
Fund services fees	77,460
Custodian fees	49,297
Registration fees	8,457
Professional fees	20,437
Trustees' fees and expenses	3,830
Miscellaneous expenses	52,216
Total Expenses	483,758
Fees waived and expenses reimbursed	(143,682)
Net Expenses	340,076

NET INVESTMENT INCOME	119,065

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(678,611)
Foreign currency transactions	(35,708)
Net realized loss	(714,319)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,800,053)
Foreign currency translations	2,315
Net change in unrealized appreciation (depreciation)	(1,797,738)
NET REALIZED AND UNREALIZED LOSS	(2,512,057)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,392,992)

See Notes to Financial Statements.                            8

ACUITAS INTERNATIONAL SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2016	#	42369 #	#	*	42185
		For the Six Months Ended December 31, 2015			July 18, 2014* through June 30, 2015
OPERATIONS
Net investment income		$119,065			$344,858
Net realized loss		(714,319)			(1,356,538)
Net change in unrealized appreciation (depreciation)		(1,797,738)			786,100
Decrease in Net Assets Resulting from Operations		(2,392,992)			(225,580)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income		(1,348,810)			(75,739)

CAPITAL SHARE TRANSACTIONS
Sale of shares		3,418,145			52,981,016
Reinvestment of distributions		1,348,809			75,739
Redemption of shares		(2,373,026)			(6,107,714)
Redemption fees		176			5,415
Increase in Net Assets from Capital Share Transactions		2,394,104			46,954,456
Increase (Decrease) in Net Assets		(1,347,698)			46,653,137

NET ASSETS
Beginning of Period		46,653,137			-
End of Period (Including line (a))		$45,305,439			$46,653,137

SHARE TRANSACTIONS
Sale of shares		370,387			5,409,007
Reinvestment of distributions		149,702			8,397
Redemption of shares		(256,196)			(650,982)
Increase in Shares		263,893			4,766,422

(a) Undistributed (distributions in excess of) net investment income		$(893,696)			$336,049
* Commencement of operations.

See Notes to Financial Statements.                            9

ACUITAS INTERNATIONAL SMALL CAP FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended December 31, 2015		July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$9.79		$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.02		0.08
Net realized and unrealized loss	(0.52)		(0.27)
Total from Investment Operations	(0.50)		(0.19)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.28)		(0.02)
REDEMPTION FEES (b)	—	(c)	—	(c)
NET ASSET VALUE, End of Period	$9.01		$9.79
TOTAL RETURN	(5.14	)%(d)	(1.91	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$45,305		$46,653
Ratios to Average Net Assets:
Net investment income	0.53	%(e)	0.91	%(e)
Net expenses	1.50	%(e)	1.50	%(e)
Gross expenses (f)	2.14	%(e)	2.40	%(e)
PORTFOLIO TURNOVER RATE	53	%(d)	112	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                            10

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015

Shares	Security Description	Value

Common Stock - 93.3%
Consumer Discretionary - 18.8%
38,300	America's Car-Mart, Inc. (a)	$1,022,227
12,600	Beazer Homes USA, Inc. (a)	144,774
17,434	Build-A-Bear Workshop, Inc. (a)	213,392
10,150	Carmike Cinemas, Inc. (a)	232,841
20,328	Carriage Services, Inc.	489,905
14,600	Central Garden and Pet Co., Class A (a)	198,560
14,139	Chuy's Holdings, Inc. (a)	443,116
59,040	Crown Crafts, Inc.	501,250
26,200	Denny's Corp. (a)	257,546
18,800	Entercom Communications Corp., Class A (a)	211,124
31,039	Entravision Communications Corp., Class A	239,311
7,909	Ethan Allen Interiors, Inc.	220,028
18,900	Isle of Capri Casinos, Inc. (a)	263,277
14,600	K12, Inc. (a)	128,480
9,350	Liberty Tax, Inc.	222,810
7,900	M/I Homes, Inc. (a)	173,168
8,700	MarineMax, Inc. (a)	160,254
28,348	MDC Partners, Inc., Class A	615,719
7,000	Nautilus, Inc. (a)	117,040
7,700	Perry Ellis International, Inc. (a)	141,834
10,150	Saga Communications, Inc., Class A	390,267
23,762	Sequential Brands Group, Inc. (a)	187,957
39,400	Skullcandy, Inc. (a)	186,362
24,100	Stoneridge, Inc. (a)	356,680
95,550	Tandy Leather Factory, Inc. (a)	701,337
9,200	The Marcus Corp.	174,524
10,000	Tower International, Inc.	285,700
13,157	William Lyon Homes, Class A (a)	217,091
8,189	Winmark Corp.	761,659
36,200	ZAGG, Inc. (a)	396,028
		9,654,261
Consumer Staples - 3.7%
5,300	Calavo Growers, Inc.	259,700
5,430	Core-Mark Holding Co., Inc.	444,934
50,844	Inventure Foods, Inc. (a)	360,992
8,000	John B Sanfilippo & Son, Inc. (a)	432,240
17,182	Omega Protein Corp. (a)	381,441
		1,879,307
Energy - 2.4%
21,500	Natural Gas Services Group, Inc. (a)	479,450
28,950	Newpark Resources, Inc. (a)	152,856
17,826	PowerSecure International, Inc. (a)	268,281
3,900	REX American Resources Corp. (a)	210,873
15,400	TETRA Technologies, Inc. (a)	115,808
		1,227,268
Financial Services - 14.3%
53,800	Arbor Realty Trust, Inc. REIT	384,670
57,200	Atlas Financial Holdings, Inc. (a)	1,138,280
18,800	Berkshire Hills Bancorp, Inc.	547,268
14,900	Cardinal Financial Corp.	338,975
13,100	Cass Information Systems, Inc.	674,126
2,107	Diamond Hill Investment Group, Inc. (a)	398,223
10,200	Enterprise Financial Services Corp.	289,170
47,569	Everi Holdings, Inc. (a)	208,828
4,600	Financial Institutions, Inc.	128,800
7,800	First Defiance Financial Corp.	294,684
4,800	First Internet Bancorp	137,712
16,400	First Merchants Corp.	416,888
11,900	Heartland Financial USA, Inc.	373,184

Shares	Security Description	Value

23,800	MainSource Financial Group, Inc.	$544,544
6,100	Old Line Bancshares, Inc.	107,177
10,300	Premier Financial Bancorp, Inc.	169,332
43,980	Pzena Investment Management, Inc., Class A	378,228
6,600	RE/MAX Holdings, Inc.	246,180
7,000	Suffolk Bancorp	198,450
11,900	Walker & Dunlop, Inc. (a)	342,839
		7,317,558
Health Care - 19.5%
49,700	Addus HomeCare Corp. (a)	1,157,016
31,300	Affymetrix, Inc. (a)	315,817
3,200	Almost Family, Inc. (a)	122,336
7,300	Ardelyx, Inc. (a)	132,276
11,759	Arrowhead Research Corp. (a)	72,318
60,539	BioDelivery Sciences International, Inc. (a)	289,982
3,200	BioSpecifics Technologies Corp. (a)	137,504
18,953	BioTelemetry, Inc. (a)	221,371
4,415	Blueprint Medicines Corp. (a)	116,291
3,200	Cambrex Corp. (a)	150,688
18,281	Capital Senior Living Corp. (a)	381,342
23,150	Corcept Therapeutics, Inc. (a)	115,287
13,600	Cross Country Healthcare, Inc. (a)	222,904
7,493	Cynosure, Inc., Class A (a)	334,712
11,000	Cytokinetics, Inc. (a)	115,060
5,324	Dipexium Pharmaceuticals, Inc. (a)	59,629
3,626	Dynavax Technologies Corp. (a)	87,604
81,500	Enzo Biochem, Inc. (a)	366,750
4,600	Five Prime Therapeutics, Inc. (a)	190,900
23,685	Flamel Technologies SA, ADR (a)	289,194
31,019	Fortress Biotech, Inc. (a)	86,543
55,100	Harvard Bioscience, Inc. (a)	191,197
3,302	Heron Therapeutics, Inc. (a)	88,163
11,100	Heska Corp. (a)	429,348
8,843	LDR Holding Corp. (a)	222,048
12,400	LeMaitre Vascular, Inc.	213,900
5,637	Lexicon Pharmaceuticals, Inc. (a)	75,028
9,198	Natus Medical, Inc. (a)	441,964
50,150	NeoGenomics, Inc. (a)	394,680
41,600	Oncothyreon, Inc. (a)	92,352
13,300	PharMerica Corp. (a)	465,500
8,399	Repligen Corp. (a)	237,608
45,200	Rigel Pharmaceuticals, Inc. (a)	136,956
10,500	SciClone Pharmaceuticals, Inc. (a)	96,600
15,355	SeaSpine Holdings Corp. (a)	263,799
10,733	Supernus Pharmaceuticals, Inc. (a)	144,251
11,825	Tracon Pharmaceuticals, Inc. (a)	109,263
15,100	Triple-S Management Corp., Class B (a)	361,041
14,950	Utah Medical Products, Inc.	875,173
6,071	Vascular Solutions, Inc. (a)	208,782
		10,013,177
Materials & Processing - 4.8%
42,200	Century Aluminum Co. (a)	186,524
23,150	Chase Corp.	942,900
16,800	Culp, Inc.	427,896
10,700	Installed Building Products, Inc. (a)	265,681
1,750	KMG Chemicals, Inc.	40,285
10,300	Olympic Steel, Inc.	119,274
3,800	Patrick Industries, Inc. (a)	165,300
14,100	Quanex Building Products Corp.	293,985
		2,441,845

See Notes to Financial Statements.                            11

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015

Shares	Security Description	Value

Producer Durables - 14.8%
28,300	ACCO Brands Corp. (a)	$201,779
8,700	Advanced Energy Industries, Inc. (a)	245,601
104,528	Civeo Corp. (a)	148,430
10,500	Ducommun, Inc. (a)	170,310
9,200	Encore Wire Corp.	341,228
61,750	Graham Corp.	1,038,635
3,212	Huron Consulting Group, Inc. (a)	190,793
4,300	Lydall, Inc. (a)	152,564
14,210	Marten Transport, Ltd.	251,517
12,900	Modine Manufacturing Co. (a)	116,745
13,500	Resources Connection, Inc.	220,590
20,600	SP Plus Corp. (a)	492,340
14,100	Sykes Enterprises, Inc. (a)	433,998
29,200	Teekay Tankers, Ltd., Class A	200,896
37,150	Thermon Group Holdings, Inc. (a)	628,578
93,200	Transcat, Inc. (a)	926,408
14,690	Tutor Perini Corp. (a)	245,910
58,000	UFP Technologies, Inc. (a)	1,381,560
2,000	VSE Corp.	124,360
7,200	YRC Worldwide, Inc. (a)	102,096
		7,614,338
Technology - 11.9%
66,650	American Software, Inc., Class A	678,497
24,079	CalAmp Corp. (a)	479,894
17,429	Callidus Software, Inc. (a)	323,657
89,900	Ciber Inc (a)	315,549
9,700	Comtech Telecommunications Corp.	194,873
16,100	DHI Group, Inc. (a)	147,637
7,200	DTS, Inc. (a)	162,576
62,200	Extreme Networks, Inc. (a)	253,776
19,789	Infoblox, Inc. (a)	363,920
68,400	Limelight Networks, Inc. (a)	99,864
16,100	Mercury Systems, Inc. (a)	295,596
9,845	Monotype Imaging Holdings, Inc.	232,736
28,500	NeoPhotonics Corp. (a)	309,510
15,590	Newport Corp. (a)	247,413
20,676	PDF Solutions, Inc. (a)	224,128
25,679	Perficient, Inc. (a)	439,624
3,842	Proofpoint, Inc. (a)	249,768
7,098	Qualys, Inc. (a)	234,873
21,500	Rudolph Technologies, Inc. (a)	305,730
35,000	Sigma Designs, Inc. (a)	221,200
5,031	SPS Commerce, Inc. (a)	353,227
		6,134,048
Utilities - 3.1%
60,326	Boingo Wireless, Inc. (a)	399,358
67,966	inContact, Inc. (a)	648,396
18,700	Inteliquent, Inc.	332,299
40,300	Vonage Holdings Corp. (a)	231,322
		1,611,375
Total Common Stock (Cost $47,414,970		47,893,177

Investment Companies - 2.1%
3,350	iShares Russell 2000 Value ETF (a)	307,999
5,543	PowerShares S&P SmallCap Health Care Portfolio (a)	398,375
5,463	SPDR S&P Biotech ETF	382,847
Total Investment Companies (Cost $971,476)		1,089,221

Shares	Security Description	Value

Money Market Fund - 16.7%
8,575,541	Short-Term Investments Trust Liquid Asset Portfolio, 0.01% (b) (Cost $8,575,541)	$8,575,541
Total Investments - 112.1% (Cost $56,961,987)*		$57,557,939
Other Assets & Liabilities, Net – (12.1)%		(6,212,154)
Net Assets – 100.0%		$51,345,785

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,205,968
Gross Unrealized Depreciation	(3,610,016)
Net Unrealized Appreciation	$595,952

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$48,982,398
Level 2 - Other Significant Observable Inputs	8,575,541
Level 3 - Significant Unobservable Inputs	-
Total	$57,557,939

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2015.

AFA

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	16.8%
Consumer Staples	3.3%
Energy	2.1%
Financial Services	12.7%
Health Care	17.4%
Materials & Processing	4.2%
Producer Durables	13.2%
Technology	10.7%
Utilities	2.8%
Investment Companies	1.9%
Money Market Fund	14.9%
100.0%

See Notes to Financial Statements.                         12

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILIITIES
DECEMBER 31, 2015

ASSETS
Total investments, at value (Cost $56,961,987)	$57,557,939
Receivables:
Fund shares sold	1,340,243
Investment securities sold	90,385
Dividends	8,757
Prepaid expenses	9,181
Total Assets	59,006,505

LIABILITIES
Payables:
Investment securities purchased	7,567,461
Fund shares redeemed	31,254
Accrued Liabilities:
Investment adviser fees	37,733
Trustees’ fees and expenses	316
Fund services fees	9,121
Other expenses	14,835
Total Liabilities	7,660,720

NET ASSETS	$51,345,785

COMPONENTS OF NET ASSETS
Paid-in capital	$50,700,542
Distributions in excess of net investment income	(165,531)
Accumulated net realized gain	214,822
Net unrealized appreciation	595,952
NET ASSETS	$51,345,785
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	4,978,497
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$10.31
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.                            13

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2015

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,286)	$164,814
Total Investment Income	164,814
Adviser
EXPENSES
Investment adviser fees	272,049
Fund services fees	69,080
Custodian fees	10,224
Registration fees	8,626
Professional fees	18,005
Trustees' fees and expenses	3,332
Miscellaneous expenses	31,668
Total Expenses	412,984
Fees waived and expenses reimbursed	(82,639)
Net Expenses	330,345

NET INVESTMENT LOSS	(165,531)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	968,121
Net change in unrealized appreciation (depreciation) on investments	(2,745,701)
NET REALIZED AND UNREALIZED LOSS	(1,777,580)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,943,111)

See Notes to Financial Statements.                            14

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

June 30, 2016	#	42369 #	#	*	42185
		For the Six Months Ended December 31, 2015			July 18, 2014* through June 30, 2015
OPERATIONS
Net investment loss		$(165,531)			$(221,252)
Net realized gain		968,121			951,968
Net change in unrealized appreciation (depreciation)		(2,745,701)			3,341,653
Increase (Decrease) in Net Assets Resulting from Operations		(1,943,111)			4,072,369

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain		(1,484,015)			-

CAPITAL SHARE TRANSACTIONS
Sale of shares		18,319,457			36,805,158
Reinvestment of distributions		1,477,485			-
Redemption of shares		(2,846,789)			(3,056,009)
Redemption fees		107			1,133
Increase in Net Assets from Capital Share Transactions		16,950,260			33,750,282
Increase in Net Assets		13,523,134			37,822,651

NET ASSETS
Beginning of Period		37,822,651			-
End of Period (Including line (a))		$51,345,785			$37,822,651

SHARE TRANSACTIONS
Sale of shares		1,744,651			3,644,760
Reinvestment of distributions		144,710			-
Redemption of shares		(267,121)			(288,503)
Increase in Shares		1,622,240			3,356,257

(a) Distributions in excess of net investment income		$(165,531)			$-
* Commencement of operations.

See Notes to Financial Statements.                         15

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended December 31, 2015		July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$11.27		$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.05)		(0.07)
Net realized and unrealized gain (loss)	(0.51)		1.34
Total from Investment Operations	(0.56)		1.27
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.40)		—
REDEMPTION FEES (b)	—	(c)	—	(c)
NET ASSET VALUE, End of Period	$10.31		$11.27
TOTAL RETURN	(4.82	)%(d)	12.70	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$51,346		$37,823
Ratios to Average Net Assets:
Net investment loss	(0.85	)%(e)	(0.74	)%(e)
Net expenses	1.70	%(e)	1.70	%(e)
Gross expenses (f)	2.13	%(e)	2.38	%(e)
PORTFOLIO TURNOVER RATE	26	%(d)	58	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.                         16

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2015

Note 1. Organization

Acuitas International Small Cap Fund and Acuitas US Microcap Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two class of shares: Institutional Shares and Investor Shares.  As of December 31, 2015, Investor Shares had not commenced operations. Each Fund seeks capital appreciation. Each Fund commenced operations on July 18, 2014.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Forward currency contracts are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2015

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of December 31, 2015, for each Fund’s investments is included at the end of each Fund’s schedule of investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its net asset value.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2015

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 1.20% and 1.40% of the average daily net assets of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively.

Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets managed by each sub-adviser, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2016, for Acuitas International Small Cap Fund. The Adviser has also contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.70% and Investor Shares to 1.95% through November 1, 2016, for Acuitas US Microcap Fund. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended December 31, 2015, the fees waived and/or reimbursed expenses were as follows:

ACUITAS FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2015

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Acuitas International Small Cap Fund	$124,150	$19,532	$143,682
Acuitas US Microcap Fund	63,065	19,574	82,639

Each Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board of Trustees and (3) does not cause the net annual fund operating expenses of the Fund class to exceed the expense cap in place at the time the fees were waived. As of December 31, 2015, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
Acuitas International Small Cap Fund
June 30, 2015	$305,134	June 30, 2018	$-
December 31, 2015	124,150	June 30, 2019	-
Acuitas US Microcap Fund
June 30, 2015	165,292	June 30, 2018	-
December 31, 2015	63,065	June 30, 2019	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2015, were as follows:

	Purchases	Sales
Acuitas US Microcap Fund	$24,140,634	$9,948,264
Acuitas International Small Cap Fund	24,569,343	23,158,894

Note 6. Federal Income Tax

As of June 30, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation	Total

Acuitas International Small Cap Fund	$787,728	$-	$(1,171,315)	$82,268	$(301,319)
Acuitas US Microcap Fund	769,295	4,756	-	3,298,318	4,072,369

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to currency contracts, investments in passive foreign investment companies and wash sales in the Acuitas International Small Cap Fund and wash sales in the Acuitas US Microcap Fund.

The Acuitas International Small Cap Fund has $376,214 available short term capital loss carryforwards that have no expiration date.

For tax purposes, the prior post October capital loss was $795,101 (realized during the period November 1, 2014 through June 30, 2015) for Acuitas International Small Cap Fund. These losses were recognized for tax purposes on the first business day of Acuitas International Small Cap Fund’s current fiscal year, July 1, 2015.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and each Fund has had no such events.

ACUITAS FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2015

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015, through December 31, 2015.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During Period *	Annualized Expense Ratio *
Acuitas International Small Cap Fund
Institutional Shares
Actual	$1,000.00	$948.55	$7.35	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Acuitas US Microcap Fund
Institutional Shares
Actual	$1,000.00	$951.78	$8.34	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.59	$8.62	1.70%

*
Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	2/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	2/8/16

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	2/8/16